Investment Portfolioas of May 31, 2025 (Unaudited)
DWS Multi-Asset Moderate Allocation Fund
	Shares	Value ($)

Equity — Equity Funds 48.0%
DWS Emerging Markets Equity Fund "Institutional" (a)	54,321	1,061,428
DWS Equity 500 Index Fund "Institutional" (a)	43,069	6,853,987
DWS RREEF Global Infrastructure Fund "Institutional" (a)	45,362	758,458
DWS RREEF Global Real Estate Securities Fund "Institutional" (a)	84,005	618,278
DWS RREEF Real Estate Securities Fund "Institutional" (a)	12,883	280,979
DWS Small Cap Core Fund "S" (a)	10,650	534,861
Total Equity — Equity Funds (Cost $8,862,599)		10,107,991

Equity — Exchange-Traded Funds 17.7%
iShares Core MSCI Europe ETF	22,178	1,457,095
iShares MSCI Japan ETF	8,459	626,981
iShares MSCI Pacific ex Japan ETF	6,529	315,089
Vanguard S&P 500 ETF	2,314	1,253,633
Xtrackers RREEF Global Natural Resources ETF (b)	3,250	80,645
Total Equity — Exchange-Traded Funds (Cost $3,045,625)		3,733,443

Fixed Income — Bond Funds 4.5%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)	8	62
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	34,417	197,553
DWS High Income Fund "Institutional" (a)	168,605	741,862
Total Fixed Income — Bond Funds (Cost $889,705)		939,477

Fixed Income — Exchange-Traded Funds 27.1%
iShares Core International Aggregate Bond ETF	22,117	1,124,871
iShares GNMA Bond ETF	29,582	1,283,267
iShares JP Morgan USD Emerging Markets Bond ETF	5,923	536,624
iShares U.S. Treasury Bond ETF	41,466	943,766
VanEck JP Morgan EM Local Currency Bond ETF	6,363	157,039
Vanguard Intermediate-Term Corporate Bond ETF	20,191	1,650,008
Total Fixed Income — Exchange-Traded Funds (Cost $5,642,624)		5,695,575

	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.6%
U.S. Treasury Obligations
U.S. Treasury Bills, 4.103% (c), 9/11/2025 (d) (Cost $126,117)	127,600	126,098

	Shares	Value ($)

Fixed Income — Money Market Funds 2.9%
DWS Central Cash Management Government Fund, 4.34% (a) (e) (Cost $622,224)	622,224	622,224

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $19,188,894)	100.8	21,224,808
Other Assets and Liabilities, Net	(0.8)	(171,705)
Net Assets	100.0	21,053,103
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended May 31, 2025 are as follows:
Value ($) at 8/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2025	Value ($) at 5/31/2025
Equity — Equity Funds 48.0%
DWS Core Equity Fund “Institutional” (a)
6,901,618	12,689	6,998,876	4,543,278	(4,458,709)	12,689	—	—	—
DWS Emerging Markets Equity Fund “Institutional” (a)
1,065,981	89,148	138,000	6,013	38,286	2,147	—	54,321	1,061,428
DWS Equity 500 Index Fund “Institutional” (a)
—	6,249,000	—	—	604,987	—	—	43,069	6,853,987
DWS ESG Core Equity Fund “Institutional” (a)
961,235	—	980,901	25,901	(6,235)	—	—	—	—
DWS RREEF Global Infrastructure Fund “Institutional” (a)
817,609	231,525	329,400	39,980	(1,256)	9,500	26,025	45,362	758,458
DWS RREEF Global Real Estate Securities Fund “Institutional” (a)
769,558	501,701	626,000	(2,920)	(24,061)	—	—	84,005	618,278
DWS RREEF Real Estate Securities Fund “Institutional” (a)
391,586	99,421	182,000	179	(28,207)	8,821	—	12,883	280,979
DWS Small Cap Core Fund “S” (a)
521,898	8,067	—	—	4,896	3,652	4,415	10,650	534,861
Equity —Exchange-Traded Funds 0.4%
Xtrackers RREEF Global Natural Resources ETF (b)
—	154,885	64,949	(2,056)	(7,235)	869	751	3,250	80,645
Xtrackers S&P 500 Scored & Screened ETF (b)
—	7,409,249	7,115,427	(293,822)	—	33,418	—	—	—
Fixed Income — Bond Funds 4.5%
DWS Emerging Markets Fixed Income Fund “Institutional” (a)
55	3	—	—	4	3	—	8	62
DWS Enhanced Commodity Strategy Fund “Institutional” (a)
478,216	6,032	292,000	(15,317)	20,622	6,032	—	34,417	197,553
DWS High Income Fund “Institutional” (a)
756,114	162,478	169,000	1,786	(9,516)	36,478	—	168,605	741,862
Fixed Income — Money Market Funds 2.9%
DWS Central Cash Management Government Fund, 4.34% (a) (e)
217,963	4,944,006	4,539,745	—	—	15,725	—	622,224	622,224
12,881,833	19,868,204	21,436,298	4,303,022	(3,866,424)	129,334	31,191	1,078,794	11,750,337

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	Affiliated fund managed by DBX Advisors LLC.
(c)	Annualized yield at time of purchase; not a coupon rate.
(d)	At May 31, 2025, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	The rate shown is the annualized seven-day yield at period end.

EM: Emerging Markets
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's
At May 31, 2025, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
2 Year U.S. Treasury Note	USD	9/30/2025	4	828,916	829,750	834
5 Year U.S. Treasury Note	USD	9/30/2025	11	1,186,738	1,190,063	3,325
EURO STOXX 50 Index	EUR	6/20/2025	4	245,447	243,804	(1,643)
U.S. Treasury Long Bond	USD	9/19/2025	1	112,034	112,781	747
Ultra Long U.S. Treasury Bond	USD	9/19/2025	2	230,365	232,125	1,760
Total net unrealized appreciation						5,023
At May 31, 2025, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	9/19/2025	10	1,102,823	1,107,500	(4,677)
Ultra 10 Year U.S. Treasury Note	USD	9/19/2025	6	671,849	675,281	(3,432)
Total unrealized depreciation						(8,109)
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Equity — Equity Funds	$10,107,991	$—	$—	$10,107,991
Equity — Exchange-Traded Funds	3,733,443	—	—	3,733,443
Fixed Income — Bond Funds	939,477	—	—	939,477
Fixed Income — Exchange-Traded Funds	5,695,575	—	—	5,695,575
Government & Agency Obligations	—	126,098	—	126,098
Fixed Income — Money Market Funds	622,224	—	—	622,224
Derivatives (a)
Futures Contracts	6,666	—	—	6,666
Total	$21,105,376	$126,098	$—	$21,231,474

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (a)
Futures Contracts	$(9,752)	$—	$—	$(9,752)
Total	$(9,752)	$—	$—	$(9,752)

(a)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DMAMAT-PH3